Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade receivables, net	207	793	57
Research tax credit	9,585	7,911	5,282
Social security costs receivables	5	24	4
VAT receivables	1,814	2,766	1,038
Grants receivables	3	3	5
Other receivables	420	422	852
TOTAL	12,033	11,919	7,239

Trade and other receivables - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade receivables, net	207	793	57
Research tax credit	9,585	7,911	5,282
Social security costs receivables	5	24	4
VAT receivables	1,814	2,766	1,038
Grants receivables	3	3	3
Other receivables	420	422	852
TOTAL	12,033	11,919	7,236

Trade and other receivables - Non-current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade receivables, net	—	—	—
Research tax credit	—	—	—
Social security costs receivables	—	—	—
VAT receivables	—	—	—
Grants receivables	—	—	3
Other receivables	—	—	—
TOTAL	—	—	3